Restatement of the Consolidated Financial Statements - Schedule of Error Corrections and Prior Period Adjustments (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016
Digital currencies						$ 217,119
Total current assets	$ 610,746		$ 610,746		60,450	588,189
Total Assets	612,775		612,775		63,153	589,424
Accumulated deficit	(115,907,423)		(115,907,423)		(115,343,192)	(114,516,772)
Total stockholders' equity	93,152	$ 131,804	93,152	$ 131,804	(255,993)	513,427	$ (286,122)	$ 348,492	$ (45,250,567)
Total Liabilities and stockholders' equity	612,775		612,775		63,153	589,424
Gross profit						4,320
Revaluation of digital currencies
Net loss from operations					(990,169)	(1,569,773)
Realized gain on sale of digital currencies		18,926		111,139	163,749	299,092
Other income						39,643
Total other expenses	(6,000)	18,926	(12,000)	111,139	163,749	(43,894,796)
Net loss	$ (305,732)	$ (216,688)	$ (564,231)	$ (381,623)	$ (826,420)	$ (45,464,569)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.03)	$ (0.00)	$ (0.37)
Basic and Diluted Shares	13,457,386	12,377,553	13,246,384	12,326,050	371,561,990	123,548,858
Change in fair value of digital currencies
Proceeds from sale of digital currencies						332,172
Decrease in Digital Currencies
Net cash used in operating activities			$ (405,061)	$ (268,296)	$ (505,619)	(1,488,254)
Previously Reported [Member]
Digital currencies						616,352
Total current assets						987,422
Total Assets						988,657
Accumulated deficit						(114,117,539)
Total stockholders' equity						912,660
Total Liabilities and stockholders' equity						988,657
Gross profit						709,266
Revaluation of digital currencies						704,946
Net loss from operations						(864,827)
Realized gain on sale of digital currencies
Other income						33,022
Total other expenses						(44,200,509)
Net loss						$ (45,065,336)
Basic and Diluted Loss per Share						$ (0.36)
Basic and Diluted Shares						123,548,858
Change in fair value of digital currencies						$ (704,946)
Proceeds from sale of digital currencies
Decrease in Digital Currencies						338,793
Net cash used in operating activities						(1,488,254)
Restatement Adjustment [Member]
Digital currencies						(399,233)
Total current assets						(399,233)
Total Assets						(399,233)
Accumulated deficit						(399,233)
Total stockholders' equity						(399,233)
Total Liabilities and stockholders' equity						(399,233)
Gross profit						(704,946)
Revaluation of digital currencies						(704,946)
Net loss from operations						(704,946)
Realized gain on sale of digital currencies						299,092
Other income						6,621
Total other expenses						305,713
Net loss						$ (399,233)
Basic and Diluted Loss per Share						$ (0.01)
Basic and Diluted Shares
Change in fair value of digital currencies						$ 704,946
Proceeds from sale of digital currencies						332,172
Decrease in Digital Currencies						(338,793)
Net cash used in operating activities